AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 16, 1997

                                                              File No. 333-00641
                                                              File No. 811-07527
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 /X/
                         POST-EFFECTIVE AMENDMENT NO. 10

                                       and

                          REGISTRATION STATEMENT UNDER
                       INVESTMENT COMPANY ACT OF 1940 /X/
                                AMENDMENT NO. 11

                                    TIP FUNDS
                            (formerly, Turner Funds)

               (Exact Name of Registrant as Specified in Charter)
                          c/o The CT Corporation System
                                 2 Oliver Street
                           Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (610) 251-0268

                     (Name and Address of Agent for Service)

                                 STEPHEN KNEELEY
                        TURNER INVESTMENT PARTNERS, INC.
                          1235 WESTLAKES DR., SUITE 350
                         BERWYN, PENNSYLVANIA 19312-2414

                                   Copies to:

JAMES W. JENNINGS, ESQUIRE                           JOHN H. GRADY, JR., ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                          MORGAN, LEWIS & BOCKIUS LLP
2000 ONE LOGAN SQUARE                                1800 M STREET, NW
PHILADELPHIA, PENNSYLVANIA  19103                    WASHINGTON, DC  20036
--------------------------------------------------------------------------------
It is proposed that this filing become effective (check appropriate box):
   immediately upon filing pursuant to paragraph (b)
--
   on [date] pursuant to paragraph (b)
--
   60 days after filing pursuant to paragraph (a)
--
   on [date] pursuant to paragraph (a) of Rule 485
--
 X 75 days after filing pursuant to paragraph (a)(2)
--

================================================================================

                                    TIP FUNDS
                              CROSS REFERENCE SHEET

N-1A ITEM NO.                                                LOCATION
-------------                                                --------
PART A -

Item 1.       Cover Page                                     Cover Page
Item 2.       Synopsis                                       Summary; Expense Summary
Item 3.       Condensed Financial Information                N/A
Item 4.       General Description of Registrant              The Trust and the Funds; Investment Objectives; Invest-
                                                             ment Policies; Risk Factors; Investment Limitations;
                                                             General Information - The Trust
Item 5.       Management of the Fund                         General Information - Trustees of the Trust; The Adviser;
                                                             The Administrator; The Transfer Agent; The Distributor;
                                                             Portfolio Transactions; Expense Summary
Item 5A.      Management's Discussion of Fund                *
              Performance
Item 6.       Capital Stock and Other Securities             General Information - Voting Rights; General Infor-
                                                             mation - Shareholder Inquiries; General Information - Divi-
                                                             dends and Distributions; Taxes
Item 7.       Purchase of Securities Being Offered           Purchase and Redemption of Shares
Item 8.       Redemption or Repurchase                       Purchase and Redemption of Shares
Item 9.       Pending Legal Proceedings                      *

PART B -

Item 10.      Cover Page                                     Cover Page
Item 11.      Table of Contents                              Table of Contents
Item 12.      General Information and History                The Trust
Item 13.      Investment Objectives and Policies             Investment Objectives (Prospectus); Investment Poli-
                                                             cies (Prospectus); Investment Limitations
Item 14.      Management of the Registrant                   General Information - Trustees of the Trust (Prospec-
                                                             tus); Trustees and Officers of the Trust; The Admin-
                                                             istrator
Item 15.      Control Persons and Principal                  Trustees and Officers of the Trust;
              Holders of Securities                          5% Shareholders
Item 16.      Investment Advisory and Other                  The Adviser (Prospectus and Statement of Additional
              Services                                       Information); The Administrator (Prospectus and
                                                             Statement of Additional Information); The
                                                             Distributor (Prospectus and Statement of Additional
                                                             Information); The Transfer Agent (Prospectus);
                                                             General Information - Counsel and Independent Public
                                                             Accountants (Prospectus); Experts; General
                                                             Information - Custodian (Prospectus)
Item 17.      Brokerage Allocation                           Portfolio Transactions (Prospectus); Portfolio Trans-
                                                             actions
Item 18.      Capital Stock and Other Securities             Description of Shares
Item 19.      Purchase, Redemption, and Pricing              Purchase and Redemption of Shares
              of Securities Being Offered                    (Prospectus); Purchase and Redemption of Shares; Deter-
                                                             mination of Net Asset Value
Item 20.      Tax Status                                     Taxes (Prospectus); Taxes
Item 21.      Underwriters                                   The Distributor
Item 22.      Calculation of Performance Data                Computation of Yield and Total Return
Item 23.      Financial Statements                           Financial Information

Part C -

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

* Included in Registrant's Annual Report to Shareholders

                                    TIP FUNDS

                               Investment Adviser:
                        TURNER INVESTMENT PARTNERS, INC.

TIP Funds (the "Trust") provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers shares of the following mutual fund (the "Fund"), which is a separate series of the Trust:


                          TIP TARGET SELECT EQUITY FUND


This Prospectus concisely sets forth the information about the Trust and the Fund that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated January 1, 1998, has been filed with the Securities and Exchange Commission, and is available without charge by calling 1-800-224-6312. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.






January 1, 1998

                                TABLE OF CONTENTS


Summary  ..............................................................  3
Expense Summary........................................................  5
The Trust and the Fund.................................................  6
Investment Objective...................................................  6
Investment Policies....................................................  6
Risk Factors...........................................................  7
Investment Limitations.................................................  7
Special Considerations Regarding the Multi-Adviser Approach............  8
The Adviser............................................................  8
The Sub-Advisers.......................................................  9
The Administrator......................................................  9
The Transfer Agent..................................................... 10
The Distributor........................................................ 10
Portfolio Transactions................................................. 10
Purchase and Redemption of Shares...................................... 11
Performance............................................................ 14
Taxes.................................................................. 15
General Information.................................................... 17
Description of Permitted Investments and Risk Factors.................. 18

                                     SUMMARY

The following provides basic information about the TIP Target Select Equity Fund (the "Target Select Fund" or the "Fund"). The Fund is one of thirteen mutual funds comprising the TIP Funds (the "Trust"). The other portfolios of the TIP Funds are described in separate prospectuses, which are available by calling 1-800-224-6312. This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

What are the Fund's investment objective and primary policies? The Target Select Fund is an equity fund that seeks to increase the value of your investment over the long term by using the combined talents and favorite stock picking ideas of four highly regarded portfolio managers.

What are the risks involved with investing in the Fund? The investment policies of the Fund entail certain risks and considerations of which investors should be aware. The Fund invests in securities that fluctuate in value, and investors should expect the Fund's net asset value per share to fluctuate in value. The value of equity securities may be affected by the financial markets, as well as by developments impacting specific issuers. The Fund may enter into futures and options transactions, although it has no present intention to do so. The Fund also may purchase securities of foreign issuers. Investments in these securities involve certain other risks.

For more information about the Fund, see "Investment Objective," "Investment Policies," "Risk Factors," and "Description of Permitted Investments and Risk Factors."

Who is the Adviser? Turner Investment Partners, Inc. (the "Adviser") serves as the investment adviser to the Fund. As Adviser, Turner oversees the Fund's Sub-Advisers, and also provides investment advisory services for a portion of the assets of the Fund. See "Expense Summary" and "The Adviser."

Who are the Sub-Advisers? Clover Capital Management, Inc. ("Clover Capital"), Penn Capital Management Company, Inc. ("Penn Capital"), and Chartwell Investment Partners ("Chartwell") (each a "Sub-Adviser" and collectively, the "Sub-Advisers") serve as the investment sub-advisers to the Fund and provide investment advisory services for a portion of the assets of the Fund. See "Expense Summary" and "The Sub-Advisers".

Who is the Administrator? SEI Fund Resources (the "Administrator") serves as the administrator and shareholder servicing agent for the Fund. See "Expense Summary" and "The Administrator."

Who is the Distributor? SEI Investments Distribution Co. (the "Distributor") serves as the distributor of the Fund's shares. See "The Distributor."

Who is the Transfer Agent? DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Trust. See "The Transfer Agent."

Is there a sales load? No, shares of the Fund are offered on a no-load basis.

Is there a minimum investment? The Fund requires a minimum initial investment of $2,500 ($2,000 for IRAs), which the Distributor may waive at its discretion.

How do I purchase and redeem shares? Purchases and redemptions may be made through the Transfer Agent on each day that the New York Stock Exchange is open for business (a "Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent (or its authorized agent) receives the order and payment, by check or in readily available funds, prior to 4:00 p.m. Eastern time. Redemption orders received by the Transfer Agent prior to 4:00 p.m. Eastern time on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase and Redemption of Shares."

How are distributions paid? The Fund distributes substantially all of its net investment income (exclusive of capital gains) in the form of quarterly dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Dividends and Distributions."

                                 EXPENSE SUMMARY

                                                                 Target   Select
SHAREHOLDER TRANSACTION EXPENSES                                    Equity  Fund
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases............................................None
Sales Load Imposed on Reinvested Dividends.................................None
Deferred Sales Load........................................................None
Redemption Fees (1)........................................................None
Exchange Fees..............................................................None

(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Advisory Fees(1)                                                        1.05%
12b-1 Fees                                                              None
Other Expenses                                                           .25%
--------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(2)                         1.30%
--------------------------------------------------------------------------------
(1) [The Adviser has, on a voluntary basis, agreed to waive a portion of its fee for the Fund and to reimburse certain Fund expenses in order to limit total operating expenses of the Fund to an annual rate of not more than 1.30%, of average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate its voluntary fee waiver and any reimbursement at any time. The advisory fee shown reflects the voluntary waivers and reimbursements. Absent such waivers and reimbursements, advisory fees for the Fund would be 1.05%. See "The Adviser." Other Expenses have been estimated for the current fiscal year.]

(2) [Absent fee waivers and reimbursements by the Adviser, Total Operating Expenses for the Fund are estimated to be 1.67% based on current expectations and assumptions.]

EXAMPLE
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of each time period.

                                                    1 year           3 years
                                                    ------           -------
   Target Select Equity Fund                          $13              $40

--------------------------------------------------------------------------------
THE EXAMPLE IS BASED UPON TOTAL OPERATING EXPENSES OF THE FUND AFTER WAIVERS, IF ANY, AS SHOWN IN THE EXPENSE TABLE. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Fund. Additional information may be found under "The Adviser" and "The Administrator."

THE TRUST AND THE FUND

TIP Funds (the "Trust") offers shares in thirteen separately-managed mutual funds, each of which is a separate series of the Trust. Each share of each mutual fund represents an undivided, proportionate interest in that mutual fund. This Prospectus offers shares of the Trust's TIP Target Select Equity Fund (the "Target Select Fund" or the "Fund").

INVESTMENT OBJECTIVE

Target Select Equity Fund -- The Target Select Fund seeks long term growth of capital primarily from investment in U.S. equity securities.

There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES

Target Select Equity Fund

The Adviser and Sub-Advisers of the Fund will each invest in a maximum of 20 stocks (hence the Target Select Equity Fund designation) and as few as 10 stocks that they believe have the greatest return potential. Such a concentrated stock-selection process permits the manager to act on only the investment ideas that they think are their strongest ones. The intent is to avoid diluting performance by owning too many stocks, so that the positive contributions of winning investments will prove substantial.

In the process, the Fund provides two benefits:

One, focused stock selection. By bringing together each manager's favorite investment ideas, the fund's overall portfolio will contain a total of 40-80 stocks.

And two, differing investment styles. The managers will apply their own unique stock-picking styles. Their differing styles may help to smooth the fund's overall return. Ideally, when one style is out of favor, the other styles will offer a counterbalancing influence.

The Fund is designed to provide an investment that combines the investment expertise and best investment ideas of four outstanding money-management firms. The Adviser and Sub-Advisers will manage a portion of the Fund's portfolio on a day-to-day basis. Assets for investment will be allocated to each manager by the Fund' Board of Trustees, based on the recommendation of the Adviser. The expectation is that the allocations will result in a diversified equity portfolio invested in a variety of securities with differing capitalizations and valuations, chosen by differing investment strategies.

The Fund intends to invest primarily in stocks of companies that are headquartered in the United States or do business both in the United States and abroad. Those stocks, however, will be traded principally in the United States equity market. Selection of stocks will not be restricted by market capitalization, and the Fund's Adviser and Sub-Advisers will employ their own proprietary investment processes in managing assets.

[During periods when, or under circumstances where, the Adviser believes that the return on such securities may equal or exceed the return on equity securities, the Fund may invest up to 25% of its net assets in non-convertible fixed income securities consisting of corporate debt securities and obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The Fund may invest in such securities without regard to their term or rating and may, from time to time, invest in corporate debt securities rated below investment grade, i.e., rated lower than BBB by Standard & Poor's Corporation ("S&P"), and/or Baa by Moody's Investor Service, Inc. ("Moody's"), or in unrated securities of comparable quality as determined by the Adviser. Such high-yield, high-risk securities are also known as "junk bonds."]

Under normal circumstances, up to 25% of the Fund's assets may be invested in the Money Market Instruments described below in order to maintain liquidity, or if securities meeting the Fund's investment objective and policies are not otherwise reasonably available for purchase. For temporary defensive purposes during periods when the Adviser determines that market conditions warrant, the Fund may invest up to 100% of its assets in Money Market Instruments and in cash.

The Fund may purchase securities on a when-issued basis, and may enter into futures and options transactions, purchase securities of foreign issuers, invest in shares of other investment companies, invest up to 15% of its net assets in illiquid securities, and purchase convertible securities.

For a further description of these types of instruments see "Description of Permitted Investments and Risk Factors" in the Statement of Additional Information.

RISK FACTORS

Equity Securities -- Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the fund invests will cause the net asset value of the Fund to fluctuate. An investment in such funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

Non-Diversification -- The Fund is a non-diversified company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. Although the Adviser and the Sub-Advisers do not intend to invest more than 5% of the Fund's assets in any single issuer (with the exception of securities which are issued or guaranteed by a national government), the value of the shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which requires that the Fund be diversified (i.e., not invest more than 5% of its assets in the securities in any one issuer) as to 50% of its assets.

Portfolio Turnover -- The Fund's annual portfolio turnover rate is expected to exceed 100%. An annual portfolio turnover rate in excess of 100% may result from the securities selection processes employed by the Adviser and the Sub-Advisers. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain.

INVESTMENT LIMITATIONS

The investment objective of the Fund and certain of the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares.

1. The Fund may not (i) purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 50% of the Fund's total assets.

2. The Fund may not purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

The foregoing percentages will apply at the time of the purchase of a security.

SPECIAL CONSIDERATIONS  REGARDING THE MULTI-ADVISER APPROACH

Turner Investment Partners, Inc. (the "Adviser"), the manager of the Fund, oversees the portfolio management services provided to each Fund by each of its three Sub-Advisers, and acts as investment adviser to a portion of the assets of the Fund. Subject to the review of TIP Funds' Board of Trustees, the Adviser monitors each Sub-Adviser to assure that the Sub-Adviser is managing its segment of the Fund consistently with the Fund's investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in Subchapter M of the Code. The Adviser also provides each Fund with certain administrative services, including maintenance of certain Fund records and assistance in the preparation of the Fund's registration statement under federal and state laws. Because each Sub-Adviser will be managing its segment of a Fund independently from the other Sub-Advisers, the same security may be held in two different segments of a Fund, or may be acquired for one segment of a Fund at a time when the Sub-Adviser of another segment deems it appropriate to dispose of the security from that other segment. Similarly, under some market conditions, the Adviser or one or more of the Sub-Advisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the Adviser or another Sub-Adviser believes continued exposure to the equity markets is appropriate for their segments of the Fund. Because the Adviser and each Sub-Adviser directs the trading for its own segment of the Fund, and does not aggregate its transactions with those of the Adviser or the other Sub-Advisers, the Fund may incur higher brokerage costs than would be the case if a single Adviser were managing the entire Fund.

On a daily basis, capital activity will be allocated equally by the Adviser among the segments of the Fund. However, the Adviser may, subject to review by TIP Funds' Board of Trustees, allocate new investment capital differently among the Sub-Advisers. This action may be necessary, if, for example, the Adviser or a Sub-Adviser determines that it desires no additional investment capital. Also, because each segment of the portfolio will perform differently from the other segments depending upon the investments it holds and changing market conditions, one segment may be larger or smaller at various times than the other segments. Although it reserves the right to do so, subject to the review of the TIP Funds' Board of Trustees, the Adviser does not intend to reallocate assets of the Fund among the segments to reduce these differences in size.

Manager of Managers Option

The Fund may, in the future, seek to achieve its investment objective by using a "manager of managers" structure. Under a manager of managers structure, Turner Investment Partners would act as investment adviser in much the same way as is currently contemplated. However, as manager of managers, Turner would be permitted, subject to direction from and oversight by the Board of Trustees, to allocate and reallocate the Fund's assets among sub-advisers, and to recommend that the Board of Trustees hire, terminate or replace sub-advisers without shareholder approval. By reducing the number of shareholder meetings that may have to be held to approve new or additional sub-advisers for the Fund, the Fund anticipates that there will be substantial potential cost savings, as well as the opportunity to achieve certain management efficiencies.

Before it can operate using a manager of managers structure, the Fund and Turner will have to obtain exemptive relief from the Securities and Exchange Commission ("SEC") to permit such an arrangement. The initial shareholder of the Fund voted to vest authority to implement a manager of managers structure with the Trustees, and such a structure may be adopted without shareholder approval. However, shareholders of the Fund will be given at least [30] days' prior written notice of any such change, and any such change would only be made if the Trustees determine that it would be in the best interests of the Fund and its shareholders. In making that determination, the Trustees will consider, among other factors, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies.

THE ADVISER

Turner Investment Partners, Inc., is a professional investment management firm founded in March, 1990. Robert E. Turner is the Chairman and controlling shareholder of the Adviser. As of ______, 1997, the Adviser had discretionary management authority with respect to approximately $___ billion of assets. The Adviser has provided investment advisory services to investment companies since 1992. The principal business address of the Adviser is 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312.

The Adviser serves as the investment adviser for the Fund under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Adviser makes recommendations to the Trustees with respect to the appropriate allocation of assets to each of the Fund's Sub-Advisers, and directly manages assets of the Fund not allocated to the Sub-Advisers.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.05% of the average daily net assets of the Fund. The Adviser (not the Fund) pays each of the Sub-Advisers out of this fee, a sub-advisory fee equal to .80% of the average daily net assets of the Fund allocated to each Sub-Adviser. [The Adviser has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the Fund in order to limit its total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than 1.30%. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers and reimbursements at any time.]

Robert E. Turner is a Trustee of the Trust and will be responsible for monitoring the day-to-day activity of the investment managers. In addition, Mr. Turner will act as portfolio manager of the portion of the assets of the Fund managed by Turner Investment Partners. Mr. Turner is also Chairman and Chief Investment Officer of Turner Investment Partners, Inc. He has held this position since the founding of Turner Investment Partners, Inc. in 1990. He has been in the investment business since 1982.

THE SUB-ADVISERS

The Fund currently has three Sub-Advisers -- Clover Capital Management, Inc., Penn Capital Management Company, Inc. and Chartwell Investment Partners (each a "Sub-Adviser" and collectively, the "Sub-Advisers"). Each Sub-Adviser manages a portion of the Fund's assets, which allocation is determined by the Trustees upon the recommendation of the Adviser. Each Sub-Adviser makes the investment decisions for the assets of the Fund allocated to it and continuously reviews, supervises and administers a separate investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. For its services, each of the Sub-Advisers is entitled to receive a fee from Turner Investment Partners, which is calculated daily and paid monthly, at an annual rate of .80% of the average daily net assets of the Fund allocated to it. Currently, the Adviser and each Sub-Adviser has been allocated assets in the range of 15-30% of the Fund's total assets.

Clover Capital Management, Inc. ("Clover Capital"), is a professional investment management firm founded in 1984 by Michael Edward Jones, CFA, and Geoffrey Harold Rosenberger, CFA, who are Managing Directors of Clover Capital and who control all of the Clover Capital's outstanding voting stock. ____________, Managing Director of Clover Capital, is the portfolio manager of the portion of the Fund's assets managed by Clover Capital. As of ________, 1997, the Clover Capital had discretionary management authority with respect to approximately $___ billion of assets. In addition to sub-advising the Fund and the Clover Funds, separate investment portfolios of the Trust, Clover provides advisory services to pension plans, religious and educational endowments, corporations, 401(k) plans, profit sharing plans, individual investors and trusts and estates. The principal business address of Clover Capital is 11 Tobey Village Office Park, Pittsford, New York 14534.

Penn Capital Management Company, Inc. ("Penn Capital"), 52 Haddonfield-Berlin Road, Suite 1000, Cherry Hill, New Jersey 08034, is a professional investment management firm founded in 1987 and registered as an investment adviser under the Investment Advisers Act. Richard A. Hocker is a founding partner and Chief Investment Officer of Penn Capital and portfolio manager of the portion of the assets of the Fund managed by Penn Capital, an investment management firm that manages the investment portfolios of institutions and high net worth individuals. Penn Capital currently has assets under management of approximately $____ million. Penn Capital employs a staff of 17 and manages monies in a variety of investment styles through either separate account management or one of its private investment funds. In addition, Penn Capital serves as investment adviser to the Penn Capital Funds, three separate portfolios of the Trust.

Chartwell Investment Partners ("Chartwell"), 1235 Westlakes Drive, Suite 330, Berwyn, Pennsylvania 19312, is a professional investment management firm founded in 1997 and registered as an investment adviser under the Investment Advisers Act. Chartwell was founded by a team of experienced investment professionals who had been employees of Delaware Management Company of Philadelphia, Pennsylvania. The portion of the assets of the Fund managed by Chartwell will be managed by a team of investment professionals with extensive investment experience.
                                      -11-

Chartwell currently manages approximately $1.1 billion in assets for institutional clients.


THE ADMINISTRATOR

SEI Fund Resources (the "Administrator") provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel, and facilities.

For these administrative services, the Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly, at an annual rate of __% of the Fund's average daily net assets up to $__ million, __% on the next $__ million of such assets, __% on the next $__ million of such assets, __% of the next $__ million of such assets, and __% of such assets in excess of $__ million. The Fund is subject to a minimum annual administration fee of [$75,000].

The Administrator also serves as shareholder servicing agent for the Trust under a shareholder servicing agreement with the Trust.

THE TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Avenue, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, acts as the Trust's distributor pursuant to a distribution agreement (the "Distribution Agreement"). No compensation is paid to the Distributor for its distribution services.

PORTFOLIO TRANSACTIONS

The Adviser and each Sub-Adviser will select brokers on the basis of the research, statistical and pricing services they provide to the Fund. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that such commissions are in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that the commission is reasonable in terms of either the transaction or the overall responsibility of the Adviser to the Fund and the Adviser's other clients.

Since shares of the Fund are not marketed through intermediary broker-dealers, the Fund does not have a practice of allocating brokerage or effecting principal transactions with broker-dealers on the basis of sales of shares which may be made through such firms. However, the Adviser and each Sub-Adviser may place orders for the Fund with qualified broker-dealers who refer clients to the Fund.

Some securities considered for investment by the Fund may also be appropriate for other accounts and/or clients served by the Adviser or any Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of the Fund and another of the Adviser's or Sub-Adviser's accounts and/or clients are considered at or about the same time, transactions in such securities will be allocated among the Fund and the other accounts and/or clients in a manner deemed equitable by the Adviser or the Sub-Adviser.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent (or its authorized agent) on each day that the New York Stock Exchange is open for business (a "Business Day"). Investors may purchase and redeem shares of the Fund directly through the Transfer Agent at: TIP Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805, by mail or wire transfer. All shareholders may place orders by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail. Purchases and redemptions of shares of the Fund may be made on any Business Day. Certain brokers assist their clients in the purchase or redemption of shares and charge a fee for this service in addition to the Fund's public offering price.

The minimum initial investment in the Fund is $2,500 ($2,000 for IRAs), and subsequent purchases must be at least $500. The Distributor may waive these minimums at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment.

Minimum Account Size - Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account if, as the result of redemptions, the value of that account drops below $2,500. You will be allowed at least 60 days, after notice by the Fund, to make an additional investment to bring your account value up to at least $2,500 before the redemption is processed.

Purchases by Mail

An account may be opened by mailing a check or other negotiable bank draft (payable to the Fund) for $2,500 ($2,000 or more for IRAs) or more, together with a completed Account Application to: TIP Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805. Third-Party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check (including certified or cashier's checks), redemption proceeds will not be forwarded until the check providing for the investment being redeemed has cleared (which may take up to 15 days). Subsequent investments may also be mailed directly to the Transfer Agent.

Purchases by Wire Transfer

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7060-116-8; Further Credit: [TIP Funds Target Select Equity Fund]. The shareholder's name and account number must be specified in the wire.

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-800-224-6312 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: TIP Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The investor's bank may impose a fee for investments by wire. Subsequent purchases may also be made by wire through the Automated Clearing House ("ACH").

General Information Regarding Purchases

A purchase request will be effective as of the day received if the Transfer Agent (or its authorized agent) receives the purchase request in good order and payment before 4:00 p.m., Eastern time. A purchase request is in good order if it is complete and accompanied by the appropriate documentation, including an Account Application and any additional documentation required. Purchase requests in good order received after 4:00 p.m., Eastern time, will be effective the next Business Day. Payment may be made by check or readily available funds. The purchase price of shares of the Fund is the Fund's net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. The Trust will not issue certificates representing shares of the Fund.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and the investor could be liable for any losses or fees incurred. The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interest of the Trust or its shareholders to accept such order.

Shares of the Fund may be purchased in exchange for securities to be included in the Fund, subject to the Adviser's or Administrator's determination that these securities are acceptable. Securities accepted in such an exchange will be valued at their market value. All accrued interest and subscription or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered by the shareholder to the Fund upon receipt from the issuer.

The Adviser or Administrator will not accept securities in exchange for Fund shares unless (1) such securities are appropriate for the Fund at the time of the exchange; (2) the shareholder represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, as amended, or otherwise; and (3) prices are available from an independent pricing service approved by the Trust's Board of Trustees.

Systematic Investment Plan - A shareholder may also arrange for periodic additional investments in the Fund through automatic deductions by Automated Clearing House ("ACH") transactions from a checking or savings account by completing the Systematic Investment Plan form. This Systematic Investment Plan is subject to account minimum initial purchase amounts and a minimum pre-authorized investment amount of $100 per month. An application form for the Systematic Investment Plan may be obtained by calling 1-800-224-6312.

Exchanges

Shareholders of the Fund may exchange their shares for shares of the other TIP Funds that are then offering their shares to the public. Exchanges are made at net asset value. An exchange is considered a sale of shares and may result in capital gain or loss for federal income tax purposes. The shareholder must have received a current prospectus for the new Fund before any exchange will be effected. If the Transfer Agent (or its authorized agent) receives exchange instructions in writing or by telephone (an "Exchange Request") in good order by 4:00 p.m., Eastern time, on any Business Day, the exchange will be effected that day. The liability of the Fund or the Transfer Agent for fraudulent or unauthorized telephone instructions may be limited as described below. The Trust reserves the right to modify or terminate this exchange offer on 60 days' notice.

Redemptions

Redemption requests in good order received by the Transfer Agent (or its authorized agent) prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. To redeem shares of the Fund, shareholders must place their redemption orders with the Transfer Agent (or its authorized agent) prior to 4:00 p.m., Eastern time, on any Business Day. The redemption price of shares of the Fund is the net asset value per share of the Fund next determined after the redemption order is effective. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days. Shareholders may not close their accounts by telephone. Redemption requests from IRA accounts must be made in writing.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve or ACH wire transfer. There is no charge for having a check for redemption proceeds mailed. The Custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot redeem shares of a Fund by Federal Reserve wire on Federal holidays on which wire transfers are restricted. The Fund does not charge for ACH wire transactions; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the release of redemption proceeds.

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of instructions received by telephone if they reasonably believe those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine. Such procedures may include the taping of telephone conversations.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

A signature guarantee is a widely accepted way to protect shareholders by verifying the signature on certain redemption requests. The Trust requires signature guarantees to be provided in the following circumstances: (1) written requests for redemptions in excess of $50,000; (2) all written requests to wire redemption proceeds to a bank other than the bank previously designated on the account application; and (3) redemption requests that provide that the redemption proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account. Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. The Trust does not accept guarantees from notaries public or from organizations that do not provide reimbursement in the case of fraud.

Systematic Withdrawal Plan - The Fund offers a Systematic Withdrawal Plan ("SWP") for shareholders who wish to receive regular distributions from their account. Upon commencement of the SWP, the account must have a current value of $2,500 or more. Shareholders may elect to receive automatic payments via ACH wire transfers of $100 or more on a monthly, quarterly, semi-annual or annual basis. An application form for SWP may be obtained by calling 1-800-224-6312.

Shareholders should realize that if withdrawals exceed income dividends, their invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, their original investment could be exhausted entirely. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to the Transfer Agent.

Valuation of Shares

The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (currently, 4:00 p.m., Eastern time) on any Business Day.

PERFORMANCE

From time to time, the Fund may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of the Fund refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

The Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may also quote the Frank Russell Company or Wilshire Associates, consulting firms that compile financial characteristics of common stocks and fixed income securities, regarding non-performance-related attributes of the Fund's portfolio. The Fund may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital market. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes. Further information concerning taxes is set forth in the Statement of Additional Information.

Tax Status of the Fund:

The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Fund intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

Tax Status of Distributions:

The Fund will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from the Fund's net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations; however, such distributions which do qualify for the dividends-received deduction may be subject to the corporate alternative minimum tax. Any net capital gains will be distributed annually and will be taxed to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of how long the shareholder has held shares. The Fund will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by the Fund are sold with original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of its current income the accrued discount on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the

Fund and received by the shareholders on December 31 in the year declared, if paid by the Fund at any time during the following January. The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by the Fund and may be exempt, depending on the state, when received by a shareholder from the Fund provided certain state-specific conditions are satisfied. The Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular state. Income derived by the Fund from securities of foreign issuers may be subject to foreign withholding taxes. The Fund will not be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes.

Each sale, exchange or redemption of the Fund's shares is a taxable event to the shareholder.

GENERAL INFORMATION

The Trust

The Trust, an open-end management investment company, was organized under Massachusetts law as a business trust under a Declaration of Trust dated January 26, 1996, and amended on February 21, 1997. The Declaration of Trust permits the Trust to offer separate series ("Funds") of shares. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional Funds.

The Trust pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of the Trust

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

Voting Rights

Each share held entitles the Shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Shareholders of each Fund will vote separately on matters pertaining solely to that Fund. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

Reporting

The Trust issues unaudited financial information semiannually and audited financial statements annually for the Fund. The Trust also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

Shareholder Inquiries

Shareholder inquiries should be directed to TIP Funds, P.O. Box 419805, Kansas City, Missouri 64141-6805, or to 1-800-224-6312. Purchases, exchanges and redemptions of shares should be made through the Transfer Agent by calling 1-800-224-6312.

Dividends and Distributions

Substantially all of the net investment income (excluding capital gain) of the Fund is distributed in the form of dividends to shareholders of record on the second to last Business Day of each quarter. Capital gains, if any, are distributed to shareholders at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve or ACH wire transfer.

Dividends and other distributions of the Fund are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a distribution of ordinary income or capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable distribution or dividend.

Counsel and Independent Public Accountants

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Ernst & Young LLP serves as the independent public accountants for the Trust.

Custodian

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, acts as the custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of permitted investments for the Fund:

AMERICAN DEPOSITARY RECEIPTS ("ADRs") -- ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

CONVERTIBLE SECURITIES -- Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

DERIVATIVES -- Derivatives are securities that derive their value from other securities, financial instruments or indices. The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., CMOs, REMICs, IOs and
POs), when issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., Receipts and STRIPs), privately issued stripped securities (e.g., TGRs, TRs, and
CATs). See elsewhere in the "Description of Permitted Investments and Risk Factors" and in the Statement of Additional Information for discussions of these various instruments.

EQUITY SECURITIES -- Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments.

FUTURES AND OPTIONS ON FUTURES -- Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures.

ILLIQUID SECURITIES -- Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations or maturities over 7 days in length.

MONEY MARKET SECURITIES -- Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations that issue high-quality commercial paper; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

OPTIONS -- A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

Risk Factors: Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

RECEIPTS -- Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on a security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying Permitted Investments. See also "Taxes."

REITS -- REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The value of interests in REITs may be affected by the value of the property owned or the quality of the mortgages held by the trust.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements are considered loans under the 1940 Act.

SECURITIES LENDING -- In order to generate additional income, a Fund may lend its securities pursuant to agreements that require that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SECURITIES OF FOREIGN ISSUERS -- Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation than are those in the United States. Investments in securities of foreign issuers are frequently denominated in foreign currencies and the value of the Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS -- Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the Custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement.

Trust:
TIP FUNDS


Fund:
TIP TARGET SELECT EQUITY FUND


Adviser:
TURNER INVESTMENT PARTNERS, INC.

Sub-Advisers:
CLOVER CAPITAL MANAGEMENT, INC.
PENN CAPITAL MANAGEMENT COMPANY, INC.
CHARTWELL INVESTMENT PARTNERS


Distributor:
SEI INVESTMENTS DISTRIBUTION CO.


Administrator:
SEI FUND RESOURCES


Legal Counsel:
MORGAN, LEWIS & BOCKIUS LLP


Independent Auditors:
ERNST & YOUNG LLP



January 1, 1998

                                    TIP FUNDS

                          TIP TARGET SELECT EQUITY FUND

                               Investment Adviser:
                             TURNER INVESTMENT, INC.

This Statement of Additional Information is not a prospectus and relates only to the TIP Target Select Equity Fund (the "Target Select Equity Fund"). It is intended to provide additional information regarding the activities and operations of the TIP Funds (formerly, Turner Funds) (the "Trust") and should be read in conjunction with the Fund's Prospectus dated January 1, 1998. The Prospectus may be obtained without charge by calling 1-800-224-6312.

                                TABLE OF CONTENTS

THE TRUST.................................................................. S-2
DESCRIPTION OF PERMITTED INVESTMENTS....................................... S-2
INVESTMENT LIMITATIONS..................................................... S-7
THE ADVISER................................................................ S-9
THE SUB-ADVISERS........................................................... S-9
THE ADMINISTRATOR..........................................................S-10
THE DISTRIBUTOR............................................................S-10
TRUSTEES AND OFFICERS OF THE TRUST.........................................S-11
COMPUTATION OF YIELD AND TOTAL RETURN......................................S-13
PURCHASE AND REDEMPTION OF SHARES..........................................S-14
DETERMINATION OF NET ASSET VALUE...........................................S-15
TAXES    ..................................................................S-15
PORTFOLIO TRANSACTIONS.....................................................S-17
DESCRIPTION OF SHARES......................................................S-19
SHAREHOLDER LIABILITY......................................................S-19
LIMITATION OF TRUSTEES' LIABILITY..........................................S-20
FINANCIAL INFORMATION......................................................S-20
APPENDIX .................................................................. A-1


January 1, 1998

THE TRUST

This Statement of Additional Information relates only to the TIP Target Select Equity Fund (the "Fund"). The Fund is a separate series of the TIP Funds (formerly, Turner Funds) (the "Trust"), a diversified, open-end management investment company established as a Massachusetts business trust under a Declaration of Trust dated January 26, 1996, and amended on February 21, 1997. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares of beneficial interest ("shares"). The fund is a separate mutual fund, and each share of the fund represents an equal proportionate interest in the fund. See "Description of Shares." Capitalized terms not defined herein are defined in the Prospectus offering shares of the Fund.

DESCRIPTION OF PERMITTED INVESTMENTS

Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, the Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the Index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, the Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

The Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Fund's net assets. The Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund's return.

In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

Investment Company Shares

The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, the Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

Obligations of Supranational Agencies

The Fund may purchase obligations of supranational agencies. Currently, the Fund only intends to invest in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank or Nordic Investment Bank.

Options

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When the fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

The Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. The Fund may choose to terminate an option position by entering into a closing transaction. The ability of the Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on securities or indices must be covered. When the Fund writes an option on an index or a security, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Risk Factors: Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Repurchase Agreements

Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the Trust's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

Variable or Floating Rate Instruments

The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Adviser, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The Adviser will monitor on an ongoing basis the earnings power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

When-Issued and Delayed Delivery Securities

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations (and those set forth in the Prospectus) are fundamental policies of the Fund which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of a least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowings exceed 5% of its total assets.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and
         (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the Investment Company Act of 1940 (the "1940 Act")) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board of Trustees.

The Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.       Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

In addition, the Fund will invest no more than 5% of its net assets in short sales, unregistered securities, futures contracts, options and investment company securities. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

THE ADVISER

The Trust and Turner Investment Partners, Inc. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state in which the shares of the Fund are registered, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

The continuance of the Advisory Agreement as to the Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

THE SUB-ADVISERS

The Adviser has entered into separate sub-advisory agreements (each a "Sub-Advisory Agreement") with Clover Capital Management, Inc., Penn Capital Management Company, Inc. and Chartwell Investment Partners (each a "Sub-Adviser" and together, the "Sub-Advisers"), relating to the Fund. Each Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of each Sub-Advisory Agreement as to the Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Sub-Adviser, or by the Sub-Adviser on 90 days' written notice to the Trust.

THE ADMINISTRATOR

The Trust and SEI Fund Resources (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three (3) years after the effective date of the agreement and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days' prior written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interests in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds(R), CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to shares of the Fund. The Distributor receives no compensation for distribution of shares of the Fund.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The Trust pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds(R), CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc, HighMark Funds, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, and STI Classic Variable Trust, each of which is an open-end management investment company managed by SEI Fund Resources or its affiliates and, except for Profit Funds Investment Trust, Rembrandt Funds(R), and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Investments Distribution Co.

ROBERT E. TURNER (DOB 11/26/56) - Trustee* - Chairman and Chief Investment Officer of Turner Investment Partners, Inc. (the Adviser) since 1990.

RICHARD A. HOCKER (DOB 07/21/46) - Trustee* - CEO and Chairman of the Board of Covenant Bank, 1988-1997. Director of Bedminister Bioconversion Corporation, since 1988. Chief Investment Officer and Senior Vice President of Penn Capital Management Co., Inc., since 1987.

MICHAEL E. JONES (DOB 12/24/54) - Trustee* - Senior Vice President, Investment Adviser and Portfolio Manager with Clover Capital Management Inc., since 1984. Principal of CCM Securities Inc.

ALFRED C. SALVATO (DOB 01/09/58) - Trustee** - Treasurer, Thomas Jefferson University Health Care Pension Fund, since 1995, and Assistant Treasurer, 1988-1995.

JOHN T. WHOLIHAN (DOB 12/12/37) - Trustee** - Professor, Loyola Marymount University, since 1984.

JANET F. SANSONE (DOB 08/11/45) - Trustee** - Corporate Vice President of Human Resources of Frontier Corporation, since 1993. Director of Education at General Electric Corporation, 1982-1993.

STEPHEN J. KNEELEY (DOB 02/09/63) - President and Chief Executive Officer - Chief Operating Officer of Turner Investment Partners, Inc., since 1990.

JANET RADER ROTE (DOB 08/24/60) - Vice President and Assistant Secretary - Director of Compliance of Turner Investment Partners, Inc., since 1992.

TODD B. CIPPERMAN (DOB 02/14/66) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI, the administrator and distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston and Strawn (law firm), 1991-1994.

SANDRA K. ORLOW (DOB 10/18/53) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1988.

KEVIN P. ROBINS (DOB 04/15/61) - Vice President, Assistant Secretary - Senior Vice President, General Counsel and Assistant Secretary of SEI, Senior Vice President, General Counsel and Secretary of the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and Distributor 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

KATHRYN L. STANTON (DOB 11/19/58) - Vice President and Assistant Secretary, Deputy General Counsel, Vice President and Assistant Secretary of SEI, Vice President and Assistant Secretary of the Administrator and Distributor, since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

ROBERT DELLACROCE (DOB 12/17/63) - Controller and Chief Accounting Officer - Director, Funds Administration and Accounting - Director, Funds Administration and Accounting of SEI since 1994. Senior Audit Manager, Arthur Andersen LLP, 1986-1994.

BARBARA A. NUGENT (DOB 06/18/56) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate, Drinker, Biddle & Reath (law firm) (1994-1996). Assistant Vice President - Operations of Delaware Service Company, Inc. (1988-1993)

MARC H. CAHN (DOB 06/19/57) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).

JAMES W. JENNINGS (DOB 01/15/37) - Secretary - Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, the Adviser, the Administrator and Distributor.

JOHN H. GRADY, JR. (DOB 06/01/61) - Assistant Secretary - 1800 M Street, N.W., Washington, D.C. 20036, Partner, Morgan, Lewis & Bockius LLP, Counsel to the Trust, Adviser, Administrator and Distributor.

EDWARD B. BAER (DOB 09/27/68) - Assistant Secretary - 1800 M Street, N.W., Washington, D.C. 20036, Associate, Morgan, Lewis & Bockius LLP, Counsel to the Trust, Adviser, Administrator and Distributor, since 1995. Attorney, Aquila Management Corporation, 1994. Rutgers University School of Law - Newark, 1991-1994.

The following table exhibits Trustee compensation for the fiscal year ended September 30, 1997.

                                                                                                Total
                                                                                                Compensation
                            Aggregate                                                           From Registrant
                            Compensation              Pension or                                and Fund
                            From Registrant           Retirement            Estimated           Complex Paid to
                            for the Fiscal Year       Benefits Accrued      Annual Benefits     Trustees for the
Name of Person,             Ended September           as Part of Fund       Upon                Fiscal Year Ended
Position                    30, 1997                  Expenses              Retirement          September 30, 1997
---------------             -------------------       ----------------      ---------------     ------------------
Robert E. Turner*                $0                       N/A                    N/A                   $0
Richard A. Hocker*               $0                       N/A                    N/A                   $0
Michael E. Jones*                $0                       N/A                    N/A                   $0
Alfred C. Salvato**                                       N/A                    N/A
John T. Wholihan**                                        N/A                    N/A
Janet F. Sansone**                                        N/A                    N/A

* Messrs. Robert Turner, Richard Hocker and Michael Jones are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.

**   Member of the Audit Committee.

The Trustees and Officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays fees only to the Trustees who are not interested persons of the Trust. Compensation of Officers and interested Trustees of the Trust is paid by the Adviser, the Sub-Adviser or the Administrator.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of the Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange is open for business. Currently, the weekdays on which the Fund is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Fund are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Fund are valued by the Administrator. The Administrator may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

Federal Income Tax

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not discussed in the Funds' Prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning.

The discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, the Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of the Fund's taxable year, at least

50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of such issuer.

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than eighteen months, mid-term capital gain if the share have been held for more than twelve months but not more than eighteen months, and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 20%, mid-term capital gains are currently taxed at a maximum rate of 28%, and short-term capital gains are currently taxed at ordinary income tax rates.

In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Fund that such shareholder is not subject to backup withholding.

If the Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, and such distributions may generally be eligible for the corporate dividends-received deduction.

The Fund may, in certain circumstances involving tax-free reorganizations, accept securities that are appropriate investments as payment for Fund shares (an "In-Kind Purchase"). An In-Kind Purchase may result in adverse tax consequences under certain circumstances to either the investors transferring securities for shares (an "In-Kind Investors") or to investors who acquire shares of the Fund after a transfer ("new shareholders"). As a result of an In-Kind Purchase, the Fund may acquire securities that have appreciated in value or depreciated in value from the date they were acquired. If appreciated securities were to be sold after an In-Kind Purchase, the amount of the gain would be taxable to new shareholders as well as to In-Kind Investors. The effect of this for new shareholders would be to tax them on a distribution that represents a return of the purchase price of their shares rather than an increase in the value of their investment. The effect on In-Kind Investors would be to reduce their potential liability for tax on capital gains by spreading it over a larger asset base. The opposite may occur if the Fund acquires securities having an unrealized capital loss. In that case, In-Kind Investors will be unable to utilize the loss to offset gains, but, because an In-Kind Purchase will not result in any gains, the inability of In-Kind Investors to utilize unrealized losses will have no immediate tax effect. For new shareholders, to the extent that unrealized losses are realized by the Fund, new shareholders may benefit by any reduction in net tax liability attributable to the losses. The Adviser cannot predict whether securities acquired in any In-Kind Purchase will have unrealized gains or losses on the date of the In-Kind Purchase. Consistent with its duties as investment adviser, the Adviser will, however, take tax consequences to investors into account when making decisions to sell portfolio assets, including the impact of realized capital gains on shareholders of the Fund.

State Taxes

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

The Adviser and each Sub-Adviser are authorized to select brokers and dealers to effect securities transactions for the Fund as to the assets allocated to or managed by it. The Adviser and each Sub-Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser and each Sub-Adviser generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The

Adviser and each Sub-Adviser seeks to select brokers or dealers that offer the Fund best price and execution or other services which are of benefit to the Fund.

The Fund has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Fund, the Adviser and each Sub-Adviser are responsible for placing the orders to execute transactions for the Fund as to the assets allocated to or managed by it. In placing orders, it is the policy of the Fund to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser and each Sub-Adviser generally seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

The money market instruments in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser and each Sub-Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Fund will primarily consist of dealer spreads and underwriting commissions.

The Adviser and each Sub-Adviser may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser or any Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser (or Sub-Adviser) under the respective Advisory and, Sub-Advisory Agreements. If, in the judgment of the Adviser (or Sub-Adviser), the Fund or other accounts managed by the Adviser (or Sub-Adviser) will be benefitted by supplemental research services, the Adviser (or Sub-Adviser) is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser (or Sub-Adviser) will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Adviser (or Sub-Adviser) will find all of such services of value in advising the Fund.

It is not expected that the Fund will execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Commissions paid to the Distributor by the Fund for exchange transactions must not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Because the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser or any Sub-Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of the fund. Each share of the fund represents an equal proportionate interest in the fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

FINANCIAL INFORMATION

Ernst & Young LLP has been selected to serve as the Funds independent public accountants.

APPENDIX

The following descriptions are summaries of published ratings.

DESCRIPTION OF CORPORATE BOND RATINGS

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Bonds rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Debt rated Baa by Moody's is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch uses plus and minus signs with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Bonds rated AAA by Duff are judged by Duff to be of the highest credit quality, with negligible risk factors being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged by Duff to be of high credit quality with strong protection factors and risk that is modest but that may vary slightly from time to time because of economic conditions. Bonds rated A by Duff are judged by Duff to have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. Bonds rated BBB by Duff are judged by Duff as having below average protection factors but still considered sufficient for prudent investment, with considerable variability in risk during economic cycles.

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. Obligations for which there is a low expectation on investment risk are rated A by IBCA. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations for which there is currently a low expectation of investment risk are rated BBB by IBCA. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by Standard & Poor's Corporation ("S&P") is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1+, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a satisfactory degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

F-1+ (Exceptionally Strong) is the highest commercial paper rating Fitch assigns; paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+. The rating F-2 (Good) reflects a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues rated F-1+ or F-1.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff has incorporated gradations of 1+ and 1-to assist investors in recognizing quality differences within this highest tier. Paper rated Duff-1+ has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated Duff-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1, the highest rating by IBCA, indicates that the obligation is supported by a strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2, the second highest rating, are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                            PART C: OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

         (a)  Financial Statements
                     Part A - Not Applicable
                     Part B - Not Applicable

         (b)  Additional Exhibits

               1     Agreement and Declaration of Trust of the Registrant, dated January 26,
                     1996 (incorporated herein by reference to Registration Statement filed on February 1, 1996).
               1(a)  Amendment dated March 28, 1997, to the Agreement and Declaration of
                     Trust of the Registrant, dated January 26, 1996 (incorporated herein by reference to Post-Effective Amendment No. 5 filed on April 10, 1997).
               2     By-Laws of the Registrant (incorporated herein by reference to Registration
                     Statement filed on February 1, 1996).
               5(a)  Investment Advisory Agreement between the Registrant and Turner Investment
                     Partners, Inc., (incorporated herein by reference to Post-Effective Amendment No.
                     4 filed on January 28, 1997).
               5(b)  Investment Advisory Agreement between the Registrant and Clover Capital
                     Management, Inc., is filed herewith.
               5(c)  Form of Investment Advisory Agreement between the Registrant and Penn Capital
                     Management Company, Inc., (incorporated by reference to Post-Effective
                     Amendment No. 6 filed on July 15, 1997).
              5(d)   Form of Investment Advisory Agreement between Registrant and Turner Investment
                     Partners, Inc., is filed herewith.
              5(e)   Form of Investment Sub-Advisory Agreement between Turner Investment Partners,
                     Inc., and Clover Capital Management, Inc., is filed herewith.
              5(f)   Form of Investment Sub-Advisory Agreement between Turner Investment Partners,
                     Inc., and Penn Capital Management, Inc., is filed herewith.
              5(g)   Form of Investment Sub-Advisory Agreement between Turner Investment Partners,
                     Inc., and Chartwell Investment Partners, is filed herewith.
               6(a)  Distribution Agreement between the Registrant and SEI Investments Distribution
                     Co. (formerly, SEI Financial Services Company),  (incorporated herein by reference to Post-Effective Amendment No. 4 filed on January 28, 1997).
               6(b)  Form of Distribution Agreement between the Registrant and CCM Securities Inc.,
                     (incorporated herein by reference to Post-Effective Amendment No. 7 filed on
                     August 15, 1997).
               8(a)  Custodian Agreement between the Registrant and CoreStates Bank, N.A.,
                     (incorporated herein by reference to Post-Effective Amendment No. 4 filed on
                     January 28, 1997).
               9(a)  Administration Agreement between the Registrant and SEI Investments
                     Management Corporation (formerly, SEI Financial Management Corporation),


                      (incorporated herein by reference to Post-Effective Amendment No. 4 filed on
                      January 28, 1997).
                9(b)  Form of Transfer Agency Agreement between the Registrant and DST Systems, Inc.,
                      (incorporated herein by reference to Pre-Effective Amendment No. 1 to
                      Registration Statement filed on April 19, 1996).
               10     Opinion and Consent of Counsel, (incorporated herein by reference to Pre-Effective
                      Amendment No. 1 to Registration Statement filed on April 19, 1996).
               16     Performance Calculations, (incorporated herein by reference to Pre-Effective
                      Amendment No. 1 to Registration Statement filed on April 19, 1996).
               24     Powers of Attorney for Robert E. Turner, Richard A. Hocker, Michael E. Jones,
                      Alfred C. Salvato, John T. Wholihan, Stephen J. Kneeley, Janet F. Sansone, and
                      Robert DellaCroce (incorporated herein by reference to Post-Effective Amendment
                      No. 8 filed on October 7, 1997).


Item 25.  Persons Controlled by or under Common Control with Registrant:

         See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships. SEI Investments Management Corporation (formerly, SEI Financial Management Corporation) is the owner of all beneficial interest in the Administrator and is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co. (formerly, SEI Financial Services Company), as well as to other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 26. Number of Holders of Securities, as of August 1, 1997:

         Turner Ultra Large Cap Growth Fund                            27
                                                                     ----
         Turner Growth Equity Fund                                    127
                                                                     ----
         Turner Midcap Growth Fund                                     55
                                                                     ----
         Turner Small Cap Growth Fund                                 873
                                                                     ----
         Turner Fixed Income Fund                                       0
                                                                     ----
         Clover Equity Value Fund                                    1792
                                                                     ----
         Clover Small Cap Value Fund                                  417
                                                                     ----
         Clover Max Cap Value Fund                                      0
                                                                     ----
         Clover Fixed Income Fund                                     315
                                                                     ----
         Penn Capital Select Financial Services Fund                    0
                                                                     ----
         Penn Capital Strategic High Yield Bond Fund                    0
                                                                     ----
         Penn Capital Value Plus Fund                                   0
                                                                     ----

Item 27.  Indemnification:

         Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and

Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Advisers:

ADVISERS

Turner Investment Partners, Inc.
Turner Investment Partners, Inc. ("Turner") is the investment adviser for the Turner Ultra Large Cap Growth, Turner Growth Equity, Turner Midcap Growth, Turner Small Cap Growth, Turner Fixed Income and TIP Target 20 Equity Funds. The principal address of Turner is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. Turner is an investment adviser registered under the Advisers Act.

The list required by this Item 28 of officers and directors of Turner, together with information as to any other business profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Turner pursuant to the Advisers Act (SEC File No. 801-36220).

Clover Capital Management, Inc.
Clover Capital Management, Inc. is the investment adviser for the Clover Max Cap Value, Clover Capital Equity Value, Clover Capital Fixed Income and Clover Capital Small Cap Value Funds. Clover Capital Management, Inc. is the sub-adviser for the TIP Target 20 Equity Fund. The principal address of Clover Capital Management, Inc. is 11 Tobey Village Office Park, Pittsford, NY 14534.

The list required by this Item 28 of officers and directors of Clover Capital Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Clover Capital Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-27041).

Penn Capital Management Company, Inc.
Penn Capital Management Company, Inc. is the investment adviser for the Penn Capital Select Financial Services, Penn Capital Strategic High Yield Bond and Penn Capital Value Plus Funds. Penn Capital Management Company, Inc. is the sub-adviser for the TIP Target 20 Equity Fund. The principal address of Penn Capital Management Company, Inc., is 52 Haddonfield-Berlin Road, Suite 1000, Cherry Hill, NJ 08034.

The list required by this Item 28 of officers and directors of Penn Capital Management Company, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Penn Capital Management Company, Inc. under the Advisers Act of 1940 (SEC File No. 801-31452).

Chartwell Investment Partners
Chartwell Investment Partners is the sub-adviser for the TIP Target 20 Equity Fund. The principal address of Chartwell Investment Partners is 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312.

The list required by Item 28 of officers and directors of Chartwell Investment Partners together with information as to any other business profession, vacation, or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Chartwell Investment Partners under the Advisers Act of 1940 (SEC File No. 801-54124).

Item 29.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                               July 15, 1982
         SEI Liquid Asset Trust                               November 29, 1982
         SEI Tax Exempt Trust                                 December 3, 1982
         SEI Index Funds                                      July 10, 1985
         SEI Institutional Managed Trust                      January 22, 1987
         SEI International Trust                              August 30, 1988
         The Advisors' Inner Circle Fund                      November 14, 1991
         The Pillar Funds                                     February 28, 1992
         CUFUND                                               May 1, 1992
         STI Classic Funds                                    May 29, 1992
         CoreFunds, Inc.                                      October 30, 1992
         First American Funds, Inc.                           November 1, 1992
         First American Investment Funds, Inc.                November 1, 1992
         The Arbor Fund                                       January 28, 1993
         Boston 1784 Funds(R)                                 June 1, 1993
         The PBHG Funds, Inc.                                 July 16, 1993
         Marquis Funds(R)                                     August 17, 1993
         Morgan Grenfell Investment Trust                     January 3, 1994
         The Achievement Funds Trust                          December 27, 1994
         Bishop Street Funds                                  January 27, 1995

         CrestFunds, Inc.                                     March 1, 1995
         STI Classic Variable Trust                           August 18, 1995
         ARK Funds                                            November 1, 1995
         Monitor Funds                                        January 11, 1996
         FMB Funds, Inc.                                      March 1, 1996
         SEI Asset Allocation Trust                           April 1, 1996
         SEI Institutional Investments Trust                  June 14, 1996
         First American Strategy Funds, Inc.                  October 1, 1996
         HighMark Funds                                       February 15, 1997
         Armada Funds                                         March 8, 1997
         PBHG Insurance Series Fund, Inc.                     April 1, 1997
         The Expedition Funds                                 June 9, 1997

         SEI Investments provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           Position and Office                                          Positions and Offices
Name                        with Underwriter                                                with Registrant
----                       -------------------                                          ---------------------
Alfred P. West, Jr.        Director, Chairman & Chief Executive Officer                          --
Henry H. Greer             Director, President & Chief Operating Officer                         --
Carmen V. Romeo            Director, Executive Vice President & President-Investment             --
                             Advisory Group
Gilbert L. Beebower        Executive Vice President                                              --
Richard B. Lieb            Executive Vice President, President-                                  --
                             Investment Services Division
Dennis J. McGonigle        Executive Vice President                                              --
Leo J. Dolan, Jr.          Senior Vice President                                                 --
Carl A. Guarino            Senior Vice President                                                 --
Larry Hutchison            Senior Vice President                                                 --
David G. Lee               Senior Vice President                                                 --
Jack May                   Senior Vice President                                                 --
A. Keith McDowell          Senior Vice President                                                 --
Hartland J. McKeown        Senior Vice President                                                 --
Barbara J. Moore           Senior Vice President                                                 --
Kevin P. Robins            Senior Vice President, General Counsel &                         Vice President,
                             Secretary                                                        Assistant Secretary
Robert Wagner              Senior Vice President                                                 --
Patrick K. Walsh           Senior Vice President                                                 --
Robert Aller               Vice President                                                        --
Marc H. Cahn               Vice President & Assistant Secretary                             Vice President,
                                                                                             Assistant Secretary
Gordon W. Carpenter        Vice President                                                        --

                           Position and Office                                          Positions and Offices
Name                        with Underwriter                                                with Registrant
----                       -------------------                                          ---------------------
Todd Cipperman             Vice President & Assistant Secretary                            Vice President,
                                                                                             Assistant Secretary
Robert Crudup              Vice President & Managing Director                                    --
Barbara Doyne              Vice President                                                        --
Jeff Drennen               Vice President                                                        --
Vic Galef                  Vice President & Managing Director                                    --
Kathy Heilig               Vice President & Treasurer                                            --
Michael Kantor             Vice President                                                        --
Samuel King                Vice President                                                        --
Kim Kirk                   Vice President & Managing Director                                    --
Donald H. Korytowski       Vice President                                                        --
John Krzeminski            Vice President & Managing Director                                    --
Carolyn McLaurin           Vice President & Managing Director                                    --
W. Kelso Morrill           Vice President                                                        --
Joanne Nelson              Vice President                                                        --
Barbara A. Nugent          Vice President & Assistant Secretary                           Vice President,
                                                                                            Assistant Secretary
Sandra K. Orlow            Vice President & Assistant Secretary                           Vice President,
                                                                                            Assistant Secretary
Donald Pepin               Vice President & Managing Director                                    --
Kim Rainey                 Vice President                                                        --
Mark Samuels               Vice President & Managing Director                                    --
Steve Smith                Vice President                                                        --
Daniel Spaventa            Vice President                                                        --
Kathryn L. Stanton         Vice President & Assistant Secretary                           Vice President,
                                                                                            Assistant Secretary
Wayne M. Withrow           Vice President & Managing Director                                    --
James Dougherty            Director of Brokerage Services                                        --

Item 30.  Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

                  CoreStates Bank, N.A.
                  Broad & Chestnut Streets
                  P.O. Box 7618
                  Philadelphia, Pennsylvania  19101

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's
         Administrator:

                  SEI Fund Resources
                  Oaks, Pennsylvania 19456

         (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's Advisers:

                  Turner Investment Partners, Inc.
                  1235 Westlakes Drive, Suite 350
                  Berwyn, Pennsylvania  19312

                  Clover Capital Management, Inc.
                  11 Tobey Village Office Park
                  Pittsford, New York  14534

                  Penn Capital Management Company, Inc.
                  52 Haddonfield-Berlin Road
                  Suite 1000
                  Cherry Hill, New Jersey 08034

                  Chartwell Investment Partners
                  1235 Westlakes Drive
                  Suite 330
                  Berwyn, PA 19312

Item 31.  Management Services:  None.

Item 32.  Undertakings:

           Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

           Registrant hereby undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940.

           Registrant hereby undertakes to furnish each prospective person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

           Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be certified for the Penn Capital Select Financial Services, Penn Capital Strategic High Yield Bond and Penn Capital Value Plus Funds within 4-6 months from the effective date of the Registrant's Post-Effective Amendment No. 6.

           Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be certified for the Clover Capital Max Cap Value Fund within 4-6 months from the effective date of the Registrant's Post-Effective Amendment No. 7.

           Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be certified for the TIP Target Select Equity Fund within 4-6 months from the effective date of the Registrant's Post-Effective Amendment No. 10.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 10 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 13th day of October 1997.

                                             TIP FUNDS

                                             By:              *
                                                --------------------------------
                                                Stephen J. Kneeley
                                                President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity on the dates indicated.


              *                        Trustee                            October 13, 1997
     ---------------------------
     Robert E. Turner

              *                        Trustee                            October 13, 1997
     ---------------------------
     Richard A. Hocker

              *                        Trustee                            October 13, 1997
     ---------------------------
     Michael E. Jones

              *                        Trustee                            October 13, 1997
     ---------------------------
     Janet F. Sansone

              *                        Trustee                            October 13, 1997
     ---------------------------
     Alfred C. Salvato

              *                        Trustee                            October 13, 1997
     ---------------------------
     John T. Wholihan

              *                        President and Chief                October 13, 1997
     ---------------------------       Executive Officer
     Stephen J. Kneeley

              *                        Controller and                     October 13, 1997
     ---------------------------       Chief Financial
     Robert DellaCroce                 Officer


By:  /s/ John H. Grady, Jr.                                               October 13, 1997
     ---------------------------
     John H. Grady, Jr.
     Attorney-in-Fact


                                  EXHIBIT INDEX



Name                                                                              Exhibit
----                                                                              -------
Agreement and Declaration of Trust of the Registrant,                             Ex-99.B1
dated January 26, 1996, (incorporated herein by reference to
Registration Statement filed on February 1, 1996).

Amendment dated March 28, 1997, to the Agreement and                              Ex-99.B1(a)
Declaration of Trust of the Registrant, dated January 26,
1996, (incorporated herein by reference to Post-Effective
Amendment No. 5 filed on April 10, 1997).

By-Laws of the Registrant, (incorporated herein                                   Ex-99.B2
by reference to Registration Statement
filed on February 1, 1996).

Investment Advisory Agreement between                                             Ex-99.B5(a)
the Registrant and Turner Investment Partners, Inc.
(incorporated herein by reference to Post-Effective
Amendment No. 4 filed on January 28, 1997).

Investment Advisory Agreement between                                             Ex-99.B5(b)
the Registrant and Clover Capital Management, Inc.,
is filed herewith.

Form of Investment Advisory Agreement between                                     Ex-99.B5(c)
the Registrant and Penn Capital Management
Company, Inc., (incorporated herein by reference
to Post-Effective Amendment No. 6 filed on July 15, 1997).

Form of Investment Advisory Agreement between                                     Ex-99.B5(d)
the Registrant and Turner Investment Partners, Inc.,
is filed herewith.

Form of Investment Sub-Advisory Agreement between                                 Ex-99.B5(e)
Turner Investment Partners, Inc. and Clover Capital
Management, Inc., is filed herewith.

Form of Investment Sub-Advisory Agreement between Turner                          Ex-99.B5(f)
Investment Partners, Inc. and Penn Capital Management,
Inc., is filed herewith.

Form of Investment Sub-Advisory Agreement between Turner                          Ex-99.B5(g)
Investment Partners, Inc. and Chartwell Investment Partners,
is filed herewith.

Distribution Agreement between the                                                Ex-99.B6(a)
Registrant and SEI Investments Distribution Co.
(formerly, SEI Financial Services Company)
(incorporated herein by reference to Post-Effective
Amendment No. 4 filed on January 28, 1997).

Distribution Agreement between the Registrant                                     Ex-99.B6(b)
and CCM Securities, Inc., (incorporated herein by
reference to Post-Effective Amendment No. 7 filed
on August 15, 1997).

Custodian Agreement between the Registrant                                        Ex-99.B8(a)
and CoreStates Bank, N.A. (incorporated herein
by reference to Post-Effective Amendment No. 4
filed on January 28, 1997).

Administration Agreement between the                                              Ex-99.B9(a)
Registrant and SEI Investments Management Corporation
(formerly, SEI Financial Management Corporation)
(incorporated herein by reference to Post-Effective
Amendment No. 4 filed on January 28, 1997).

Form of Transfer Agency Agreement between the Registrant and                      Ex-99.B9(b)
DST Systems, Inc. (incorporated herein by reference
to Pre-Effective Amendment No. 1 to Registration
Statement filed on April 19, 1996).

Opinion and Consent of Counsel                                                    Ex-99.B10
(incorporated herein by reference to Pre-Effective
Amendment No. 1 to Registration Statement filed on
April 19, 1996).

Performance Calculations                                                          Ex-99.B16
(incorporated herein by reference to Pre-Effective
Amendment No. 1 to Registration Statement filed on
April 19, 1996).

Powers of Attorney for Robert E. Turner,                                          Ex-99.B24
Richard A. Hocker, Michael E. Jones, Alfred C. Salvato,
John T. Wholihan, Stephen J. Kneeley, Janet F. Sansone
and Robert DellaCroce (incorporated herein by reference
to Post-Effective Amendment No. 8 filed on October 7, 1997).